EQUITY (Details 1) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
Dec. 31, 2014
Restricted Stock Units (RSUs) [Member]
Stockholders' Equity Note [Line Items]
Number of shares, Outstanding at beginning of year	272,461
Number of shares, Granted	79,715
Number of shares, Exercised	(121,172)
Number of shares, Forfeited	(10,000)
Number of shares, RSUs outstanding at end of year	221,004
Weighted average grant date fair value, Outstanding at beginning of year	$ 4.54
Weighted average grant date fair value, Granted	$ 5.23
Weighted average grant date fair value, Exercised	$ 4.56
Weighted average grant date fair value, Forfeited	$ 4.38
Weighted average grant date fair value, RSUs outstanding at end of year	$ 4.79